Equity (Details) - Schedule of Reconciliation of Shareholders' Equity Movement - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Shareholders' Equity Movement [Line Items]
Number of Shares, Share capital, beginning (in Shares)	58,300,082	58,300,082
Number of Shares amount, Share capital, beginning	$ 3,101	$ 1,843
Number of Shares, Total Lifezone Holdings Limited shares prior to share exchange (in Shares)	62,680,131	58,300,082
Number of Shares amount, Total Lifezone Holdings Limited shares prior to share exchange	$ 3,334	$ 1,843
Number of Shares, Total Lifezone Holdings shares exchanged for Lifezone Metals shares (in Shares)	(62,680,131)
Number of Shares amount, Total Lifezone Holdings shares exchanged for Lifezone Metals shares	$ (3,334)
Number of Shares, Exchanged for Issue of Lifezone Metal Limited shares (in Shares)	62,680,131
Number of Shares amount, Exchanged for Issue of Lifezone Metal Limited shares	$ 6,268
Number of Shares, Previous GoGreen Sponsor shareholders (in Shares)	6,468,600
Number of Shares amount, Previous GoGreen Sponsor shareholders	$ 647
Number of Shares, Previous GoGreen public shareholders (in Shares)	1,527,554
Number of Shares amount, Previous GoGreen public shareholders	$ 153
Number of Shares, PIPE Investors (in Shares)	7,017,317
Number of Shares amount, PIPE Investors	$ 702
Number of Shares, Simulus Vendors (in Shares)	500,000
Number of Shares amount, Simulus Vendors	$ 50
Number of Shares, Issue of Lifezone Metal Limited shares (in Shares)	78,193,602
Number of Shares amount, Issue of Lifezone Metal Limited shares	$ 7,820
Number of Shares, Issue of shares from warrants exercised (in Shares)	76,350
Number of Shares amount, Issue of shares from warrants exercised	$ 8
Number of Shares, Swap of Lifezone and KNL shares (in Shares)		(58,300,082)
Number of Shares amount, Swap of Lifezone and KNL shares		$ (1,843)
Number of Shares, Issue of Lifezone Holdings Limited shares (in Shares)		58,300,082
Number of Shares amount, Issue of Lifezone Holdings Limited shares		$ 3,101
Number of Shares, Share exchange transaction (in Shares)
Number of Shares amount, Share exchange transaction		$ 1,258
Number of Shares, Total transactions with shareholders (in Shares)	78,269,952
Number of Shares amount, Total transactions with shareholders	$ 7,828	$ 1,258
Number of Shares, Share capital, ending (in Shares)	78,269,952	58,300,082
Number of Shares amount, Share capital, ending	$ 7,828	$ 3,101
Number of Shares amount, Share premium	184,610,307	25,676,656
Number of Shares amount, Equity issuance fees	(5,923,979)	(240,000)
Number of Shares amount, Total share premium	178,686,328	25,436,656
Number of Shares amount, Lifezone Holdings restricted stock units		14,379,698
Number of Shares amount, Lifezone Holdings share options		11,103,650
Number of Shares amount, Previous Lifezone Holdings shareholders earnouts	248,464,035
Number of Shares amount, Previous Sponsor earnouts	17,094,750
Number of Shares amount, Total shared base payment reserve	265,558,785	25,483,348
Number of Shares amount, Warrant reserves	15,017,257
Number of Shares amount, Other reserves	(6,814,302)	(15,495,254)
Number of Shares amount, Translations reserve	77,933	115,864
Number of Shares amount, Redemption reserve	280,808	280,808
Number of Shares amount, Accumulated deficit	(408,165,162)	(44,290,602)
Number of Shares amount, Total Shareholders' equity (deficit)	$ 44,649,475	$ (8,466,079)
Number of Shares, Lifezone Holdings restricted stock units exercised (in Shares)	2,819,653
Number of Shares amount, Lifezone Holdings restricted stock units exercised	$ 150
Number of Shares, Lifezone Holdings share options, net settled exercised (in Shares)	1,560,396
Number of Shares amount, Lifezone Holdings share options, net settled exercised	$ 83
Number of Shares, Total transactions with shareholders (in Shares)	4,380,049
Number of Shares amount, Total transactions with shareholders	$ 233
Movements [Member]
Schedule of Reconciliation of Shareholders' Equity Movement [Line Items]
Number of Shares amount, Share capital, beginning
Number of Shares amount, Total Lifezone Holdings shares exchanged for Lifezone Metals shares	(3,334)
Number of Shares amount, Exchanged for Issue of Lifezone Metal Limited shares	6,268
Number of Shares amount, Previous GoGreen Sponsor shareholders	647
Number of Shares amount, Previous GoGreen public shareholders	153
Number of Shares amount, PIPE Investors	702
Number of Shares amount, Simulus Vendors	50
Number of Shares amount, Issue of Lifezone Metal Limited shares	7,820
Number of Shares amount, Issue of shares from warrants exercised	8
Number of Shares amount, Swap of Lifezone and KNL shares
Number of Shares amount, Issue of Lifezone Holdings Limited shares
Number of Shares amount, Share exchange transaction
Number of Shares amount, Total transactions with shareholders	7,828
Number of Shares amount, Share capital, ending	4,727
Number of Shares amount, Share premium	158,933,651
Number of Shares amount, Equity issuance fees	(5,683,979)
Number of Shares amount, Total share premium	153,249,672
Number of Shares amount, Lifezone Holdings restricted stock units	(14,379,698)
Number of Shares amount, Lifezone Holdings share options	(11,103,650)
Number of Shares amount, Previous Lifezone Holdings shareholders earnouts	248,464,035
Number of Shares amount, Previous Sponsor earnouts	17,094,750
Number of Shares amount, Total shared base payment reserve	240,075,437
Number of Shares amount, Warrant reserves	15,017,257
Number of Shares amount, Other reserves	8,680,952
Number of Shares amount, Translations reserve	(37,931)
Number of Shares amount, Redemption reserve
Number of Shares amount, Accumulated deficit	(363,874,560)
Number of Shares amount, Total Shareholders' equity (deficit)	53,115,554
Number of Shares amount, Lifezone Holdings restricted stock units exercised	150
Number of Shares amount, Lifezone Holdings share options, net settled exercised	83
Number of Shares amount, Total transactions with shareholders	$ 233